Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Conservative Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.5%
	Shares	Value ($)
International 9.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,648,399	56,989,375
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,463,297	22,416,003
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,269,782	12,862,886
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,426,823	13,226,649
Total		105,494,913
U.S. Large Cap 18.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	348,289	13,496,213
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	524,128	42,684,959
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	592,309	19,238,208
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,496,653	42,343,231
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	543,552	19,296,113
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	487,373	17,116,531
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	405,537	16,695,962
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	327,176	16,424,213
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	530,049	16,712,453
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	324,602	10,812,506
Total		214,820,389
U.S. Mid Cap 1.4%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	100,940	4,080,988
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	124,619	4,067,570
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	98,624	4,123,481
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	104,639	4,112,329
Total		16,384,368
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	341,421	3,851,227
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	357,566	3,779,471
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	501,575	13,166,338
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	408,933	13,449,816
Total		34,246,852
Total Equity Funds (Cost $240,878,194)		370,946,522

Exchange-Traded Fixed Income Funds 3.1%

Investment Grade 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	172,150	17,562,743
Vanguard Intermediate-Term Corporate Bond ETF	229,500	17,437,410
Total		35,000,153
Total Exchange-Traded Fixed Income Funds (Cost $36,460,322)		35,000,153

Fixed Income Funds 40.1%

Investment Grade 40.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,335,153	90,341,172
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,787,166	25,363,209
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	7,149,347	49,902,444
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,037,583	25,060,059
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,523,412	72,704,704
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,820,727	86,029,567
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	11,876,537	107,957,720
Total		457,358,875
Total Fixed Income Funds (Cost $565,304,258)		457,358,875
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	49,893,000	41,443,666
10/18/2038- 10/12/2053	3.500%	14,800,000	12,985,344
10/18/2038- 10/12/2053	4.000%	24,846,000	22,494,193
10/12/2053	4.500%	9,000,000	8,263,125
10/12/2053	5.000%	27,000,000	25,472,813
Total Residential Mortgage-Backed Securities - Agency (Cost $112,973,494)			110,659,141

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $5,233,599)	6,039,480
Money Market Funds 23.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	266,089,288	266,009,461
Total Money Market Funds (Cost $265,968,847)		266,009,461
Total Investments in Securities (Cost: $1,226,818,714)		1,246,013,632
Other Assets & Liabilities, Net		(104,959,953)
Net Assets		1,141,053,679

At September 30, 2023, securities and/or cash totaling $7,432,643 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,012,875 USD	8,500,000 NZD	Barclays	11/10/2023	81,645	—
903,323 USD	10,000,000 SEK	Barclays	11/10/2023	13,429	—
1,000,000 GBP	1,215,124 USD	Citi	11/10/2023	—	(5,254)
4,971,853 USD	4,000,000 GBP	Citi	11/10/2023	—	(90,341)
500,000 CHF	547,304 USD	Goldman Sachs International	11/10/2023	—	(1,218)
2,750,000 CHF	3,099,544 USD	HSBC	11/10/2023	82,672	—
5,000,000 EUR	5,366,050 USD	Morgan Stanley	11/10/2023	71,157	—
3,000,000 EUR	3,169,038 USD	Morgan Stanley	11/10/2023	—	(7,898)
4,000,000 NZD	2,368,100 USD	Morgan Stanley	11/10/2023	—	(29,322)
5,369,343 USD	5,000,000 EUR	Morgan Stanley	11/10/2023	—	(74,450)
3,273,498 USD	35,000,000 NOK	Morgan Stanley	11/10/2023	2,085	—
1,000,000 AUD	638,831 USD	UBS	11/10/2023	—	(4,999)
2,569,520 USD	4,000,000 AUD	UBS	11/10/2023	5,800	—
2,949,024 USD	4,000,000 CAD	UBS	11/10/2023	—	(2,464)
300,000,000 JPY	2,024,073 USD	Wells Fargo	11/10/2023	3,240	—
8,129,747 USD	1,185,000,000 JPY	Wells Fargo	11/10/2023	—	(147,455)
Total				260,028	(363,401)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	112	12/2023	EUR	4,708,480	—	(99,860)
FTSE 100 Index	21	12/2023	GBP	1,610,910	23,343	—
MSCI Singapore Index	12	10/2023	SGD	342,780	4,936	—
OMXS30 Index	127	10/2023	SEK	27,432,000	—	(36,711)
S&P 500 Index E-mini	377	12/2023	USD	81,535,675	—	(2,726,571)
SPI 200 Index	4	12/2023	AUD	708,600	—	(14,076)
TOPIX Index	40	12/2023	JPY	929,400,000	—	(101,599)
U.S. Treasury 10-Year Note	72	12/2023	USD	7,780,500	—	(143,069)
Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	123	12/2023	USD	24,933,445	—	(106,419)
U.S. Treasury 5-Year Note	282	12/2023	USD	29,711,344	—	(318,056)
Total					28,279	(3,546,361)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(170)	12/2023	USD	(15,288,100)	623,413	—
Russell 2000 Index E-mini	(24)	12/2023	USD	(2,158,320)	—	(7,969)
U.S. Long Bond	(77)	12/2023	USD	(8,761,156)	467,633	—
U.S. Treasury Ultra Bond	(75)	12/2023	USD	(8,901,563)	637,298	—
Total					1,728,344	(7,969)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	64,320,750	150	3,700.00	12/20/2024	1,409,408	1,752,750
S&P 500 Index	JPMorgan	USD	60,890,310	142	3,650.00	12/20/2024	1,257,559	1,547,090
S&P 500 Index	JPMorgan	USD	63,891,945	149	3,550.00	12/20/2024	1,349,769	1,419,970
S&P 500 Index	JPMorgan	USD	55,315,845	129	3,600.00	12/20/2024	1,216,863	1,319,670
Total							5,233,599	6,039,480
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	213,788,464	187,321,358	(135,111,765)	11,404	266,009,461	—	(9,474)	9,987,593	266,089,288
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	19,051,676	11,192	(3,278,937)	(2,287,718)	13,496,213	—	5,162,124	—	348,289
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	47,899,780	55,534	(5,132,247)	(138,108)	42,684,959	—	6,318,976	—	524,128
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	95,747,596	2,311,239	(5,464,584)	(2,253,079)	90,341,172	—	(1,119,250)	2,214,443	11,335,153
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	21,222,410	72,252	(3,018,533)	962,079	19,238,208	—	4,015,485	—	592,309
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	26,816,211	920,534	(2,432,889)	59,353	25,363,209	—	(245,147)	879,247	2,787,166
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	53,118,597	2,401,921	(1,419,927)	(4,198,147)	49,902,444	—	(445,904)	1,803,308	7,149,347
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	52,558,558	8,258,408	(7,050,098)	3,222,507	56,989,375	—	(1,089,393)	1,148,303	4,648,399
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	48,113,883	70,981	(11,084,176)	5,242,543	42,343,231	—	1,537,104	—	2,496,653
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	22,396,696	461,170	(2,366,250)	(1,195,503)	19,296,113	—	657,472	—	543,552
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	4,306,450	24,660	(461,079)	210,957	4,080,988	—	313,981	—	100,940
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	4,451,436	133,439	(277,299)	(240,006)	4,067,570	—	175,867	—	124,619
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	4,460,089	496,129	(1,173,853)	68,862	3,851,227	310,968	(77,076)	32,223	341,421
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,843,889	105,686	(1,821,473)	1,651,369	3,779,471	—	(1,023,636)	—	357,566
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	26,613,565	775,645	(1,214,182)	(1,114,969)	25,060,059	—	(208,460)	733,978	3,037,583
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	77,088,441	2,615,145	(3,924,305)	(3,074,577)	72,704,704	—	(795,445)	2,517,759	8,523,412
CTIVP® – MFS® Value Fund, Class 1 Shares
	19,709,907	119,707	(1,843,662)	(869,421)	17,116,531	—	724,172	—	487,373
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,947,792	—	(932,973)	2,681,143	16,695,962	—	(172,973)	—	405,537
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	18,499,920	40,764	(2,241,597)	125,126	16,424,213	—	3,239,010	—	327,176
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	19,207,880	267,842	(1,801,922)	(961,347)	16,712,453	—	827,835	—	530,049
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	91,547,737	2,324,300	(5,181,023)	(2,661,447)	86,029,567	—	(730,525)	2,250,806	9,820,727
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,471,600	97,691	(246,371)	(199,439)	4,123,481	—	205,003	—	98,624
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,367,122	31,206	(352,931)	66,932	4,112,329	—	405,044	—	104,639
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	114,736,163	3,221,394	(7,323,003)	(2,676,834)	107,957,720	—	(1,083,753)	3,115,409	11,876,537
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	12,309,096	13,176	(1,197,342)	(312,424)	10,812,506	—	1,701,001	—	324,602
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	20,589,405	2,703,445	(1,901,039)	1,024,192	22,416,003	—	(401,239)	342,688	2,463,297
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	11,965,295	1,408,529	(530,176)	19,238	12,862,886	—	(7,444)	65,971	1,269,782
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	12,227,016	1,363,239	(1,015,516)	651,910	13,226,649	—	66,315	283,840	1,426,823
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	15,166,728	394,520	(2,436,799)	41,889	13,166,338	—	(317,494)	—	501,575
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	15,354,062	496,608	(1,831,156)	(569,698)	13,449,816	—	855,748	—	408,933
Total	1,096,577,464			(6,713,213)	1,094,314,858	310,968	18,477,924	25,375,568

Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Conservative Growth Fund | Third Quarter Report 2023

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3QT7046_12_B01_(11/23)